Risk Report - Risk Performance	12 Months Ended
Dec. 31, 2020
Maximum Exposure to Credit Risk
Maximum Exposure to Credit Risk [text block]

Maximum Exposure to Credit Risk

The maximum exposure to credit risk table shows the direct exposure before consideration of associated collateral held and other credit enhancements (netting and hedges) that do not qualify for offset in our financial statements for the periods specified. The netting credit enhancement component includes the effects of legally enforceable netting agreements as well as the offset of negative mark-to-markets from derivatives against pledged cash collateral. The collateral credit enhancement component mainly includes real estate, collateral in the form of cash as well as securities-related collateral. In relation to collateral we apply internally determined haircuts and additionally cap all collateral values at the level of the respective collateralized exposure.

Maximum Exposure to Credit Risk

	Dec 31, 2020
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	166,211	166,211	−	0	−	0
Interbank balances (w/o central banks)	9,132	9,132	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	8,535	8,535	−	8,173	−	8,173
Securities borrowed	0	0	−	0	−	0
Loans	431,503	431,503	−	228,513	30,119	258,632
Other assets subject to credit risk[4,5]	96,355	85,106	43,277	902	55	44,234
Total financial assets at amortized cost[3]	711,736	700,487	43,277	237,588	30,174	311,039
Financial assets at fair value through profit or loss[6]
Trading assets	94,757			2,998	1,248	4,246
Positive market values from derivative financial instruments	343,493	−	262,525	52,329	83	314,937
Non-trading financial assets mandatory at fair value through profit or loss	75,116	−	993	62,036	244	63,273
Of which:
Securities purchased under resale agreement	46,057	−	993	44,967	0	45,960
Securities borrowed	17,009	−	−	16,730	0	16,730
Loans	2,192	−	−	272	244	516
Financial assets designated at fair value through profit or loss	437	−	−	0	0	0
Total financial assets at fair value through profit or loss	513,803	−	263,518	117,363	1,575	382,456
Financial assets at fair value through OCI	55,834	55,834	0	1,581	1,153	2,734
Of which:
Securities purchased under resale agreement	1,543	1,543	−	0	0	0
Securities borrowed	0	0	−	0	0	0
Loans	4,635	4,635	−	1,581	1,153	2,734
Total financial assets at fair value through OCI	55,834	55,834	−	1,581	1,153	2,734
Financial guarantees and other credit related contingent liabilities[7]	47,978	47,978	−	2,327	6,157	8,484
Revocable and irrevocable lending commitments and other credit related commitments[7]	215,877	214,898	−	15,345	5,779	21,124
Total off-balance sheet	263,855	262,876	−	17,672	11,936	29,608

Maximum exposure to credit risk	1,545,228	1,019,197	306,795	374,204	44,838	725,837

[1]Does not include credit derivative notional sold (€ 395,636 million) and credit derivative notional bought protection.

[2]Bought Credit protection is reflected with the notional of the underlying.

[3]All amounts at gross value before deductions of allowance for credit losses.

[4]All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.

[5]Includes Asset Held for Sale regardless of accounting classification.

[6]Excludes equities, other equity interests and commodities.

[7]Figures are reflected at notional amounts.

	Dec 31, 2019
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	137,596	137,596	−	0	−	0
Interbank balances (w/o central banks)	9,642	9,642	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	13,800	13,800	−	13,650	−	13,650
Securities borrowed	428	428	−	303	−	303
Loans	433,834	433,834	−	228,620	27,984	256,605
Other assets subject to credit risk[4,5]	96,779	85,028	37,267	1,524	42	38,833
Total financial assets at amortized cost[3]	692,079	680,328	37,267	244,098	28,026	309,392
Financial assets at fair value through profit or loss[6]
Trading assets	93,369	−	−	1,480	861	2,340
Positive market values from derivative financial instruments	332,931	−	262,326	48,608	134	311,068
Non-trading financial assets mandatory at fair value through profit or loss	84,359	−	853	69,645	259	70,757
Of which:
Securities purchased under resale agreement	53,366	−	853	51,659	0	52,512
Securities borrowed	17,918	−	−	17,599	0	17,599
Loans	3,174	−	−	290	259	550
Financial assets designated at fair value through profit or loss	7	−	−	0	0	0
Total financial assets at fair value through profit or loss	510,665	−	263,180	119,732	1,254	384,166
Financial assets at fair value through OCI	45,503	45,503	0	1,622	1,267	2,889
Of which:
Securities purchased under resale agreement	1,415	1,415	−	0	0	0
Securities borrowed	0	0	−	0	0	0
Loans	4,874	4,874	−	1,622	1,267	2,889
Total financial assets at fair value through OCI	45,503	45,503	−	1,622	1,267	2,889
Financial guarantees and other credit related contingent liabilities[7]	49,232	49,232	−	2,994	6,138	9,132
Revocable and irrevocable lending commitments and other credit related commitments[7]	211,440	209,986	−	15,217	4,984	20,202
Total off-balance sheet	260,672	259,218	−	18,211	11,122	29,333

Maximum exposure to credit risk	1,508,920	985,049	300,447	383,663	41,670	725,780

[1]Does not include credit derivative notional sold (€ 356,362 million) and credit derivative notional bought protection.

[2]Bought Credit protection is reflected with the notional of the underlying.

[3]All amounts at gross value before deductions of allowance for credit losses.

[4]All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.

[5]Includes Asset Held for Sale regardless of accounting classification.

[6]Excludes equities, other equity interests and commodities.

[7]Figures are reflected at notional amounts.

Maximum Credit Exposure Paragraph [text block]

Included in the category of trading assets as of December 31, 2020, were traded bonds of € 83.5 billion (€ 80.7 billion as of December 31, 2019) of which over 84 % were investment-grade (over 81 % as of December 31, 2019).

Credit Enhancements are split into three categories: netting, collateral and guarantees / credit derivatives. Haircuts, parameter setting for regular margin calls as well as expert judgments for collateral valuation are employed to prevent market developments from leading to a build-up of uncollateralized exposures. All categories are monitored and reviewed regularly. Overall credit enhancements received are diversified and of adequate quality being largely cash, highly rated government bonds and third-party guarantees mostly from well rated banks and insurance companies. These financial institutions are domiciled mainly in European countries and the United States. Furthermore we have collateral pools of highly liquid assets and mortgages (principally consisting of residential properties mainly in Germany) for the homogeneous retail portfolio.

Main Credit Exposure [Abstract]
Main Credit Exposure Categories by Geographical Region [text block]

Main credit exposure categories by geographical region

	Dec 31, 2020
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	317,281	3,092	1,519	1,615	128,440	29,529	20,283
Of which:
Germany	224,274	340	57	347	75,531	12,195	1,715
United Kingdom	5,796	160	341	64	9,820	2,327	7,102
France	3,460	65	33	187	6,103	1,383	1,331
Luxembourg	10,097	546	252	0	4,839	1,251	701
Italy	23,442	340	66	0	3,600	3,888	1,854
Netherlands	9,679	79	222	554	9,890	1,727	1,942
Spain	17,134	304	0	28	3,755	2,763	1,094
Ireland	4,173	190	200	127	2,023	200	465
Switzerland	6,817	39	19	150	4,518	1,762	268
Poland	2,421	0	1	0	374	128	17
Belgium	1,133	4	0	53	1,566	679	295
Other Europe	8,856	1,025	327	103	6,420	1,226	3,497
North America	73,742	3,266	841	1,896	78,079	7,430	9,420
Of which:
U.S.	61,137	2,926	784	1,792	73,215	7,033	8,496
Cayman Islands	3,790	113	3	0	2,131	25	246
Canada	887	37	0	91	1,790	47	303
Other North America	7,928	191	54	13	943	326	374
Asia/Pacific	34,194	1,248	237	992	7,813	9,960	2,766
Of which:
Japan	1,385	17	0	89	415	483	312
Australia	1,525	258	36	35	1,785	367	542
India	6,355	54	21	32	1,110	2,253	149
China	4,764	6	149	46	684	1,780	658
Singapore	5,309	210	30	28	918	685	248
Hong Kong	2,872	109	0	61	986	671	186
Other Asia/Pacific	11,984	593	0	702	1,914	3,721	670
Other geographical areas	6,285	734	31	133	1,545	1,059	460
Total	431,503	8,339	2,629	4,635	215,877	47,978	32,928

	Dec 31, 2020
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	2,468	46,446	31,868	2,180	21,696	498	606,915
Of which:
Germany	544	8,257	10,467	263	1,078	10	335,078
United Kingdom	890	7,980	2,776	0	11,352	0	48,607
France	2	8,136	5,216	0	5,981	0	31,898
Luxembourg	41	2,509	1,412	0	819	0	22,466
Italy	117	5,908	1,496	108	478	0	41,297
Netherlands	112	3,486	118	0	33	0	27,843
Spain	0	3,053	3,088	1,077	500	0	32,796
Ireland	680	1,415	136	0	396	0	10,004
Switzerland	4	637	4	0	79	0	14,299
Poland	0	112	1,993	0	0	0	5,047
Belgium	40	1,575	1,616	0	5	0	6,966
Other Europe	38	3,380	3,546	731	975	488	30,612
North America	7,727	27,547	11,798	2,780	31,907	0	256,433
Of which:
U.S.	7,351	26,408	11,197	1,814	29,370	0	231,523
Cayman Islands	359	567	0	885	2,086	0	10,206
Canada	0	417	543	0	451	0	4,567
Other North America	16	155	58	81	0	0	10,137
Asia/Pacific	2,431	19,246	5,740	3,353	9,426	646	98,052
Of which:
Japan	64	2,807	25	0	6,283	0	11,881
Australia	1,545	2,535	860	0	659	0	10,149
India	349	3,284	2,047	0	128	396	16,177
China	0	3,012	309	0	421	0	11,830
Singapore	78	2,067	472	0	105	0	10,152
Hong Kong	207	725	286	60	12	0	6,175
Other Asia/Pacific	188	4,816	1,740	3,293	1,817	250	31,689
Other geographical areas	0	2,107	250	223	37	399	13,262
Total	12,625	95,347	49,656	8,535	63,066	1,543	974,661

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 11.9 billion as of December 31, 2020.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 90.3 million as of December 31, 2020

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2020.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 360.4 million as of December 31, 2020.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2020.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

	Dec 31, 2019
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	307,871	4,469	2,435	1,778	114,586	29,836	18,964
Of which:
Germany	214,155	316	5	245	65,468	12,078	1,572
United Kingdom	7,927	607	373	230	7,960	2,587	6,337
France	3,106	70	0	209	5,905	1,322	1,264
Luxembourg	8,320	1,193	1,084	46	4,374	652	859
Italy	22,347	298	109	0	3,127	3,721	1,389
Netherlands	9,679	83	162	457	9,015	1,805	2,123
Spain	17,265	257	54	59	2,262	3,246	916
Ireland	4,783	157	280	124	2,241	172	545
Switzerland	6,818	30	85	262	5,880	2,213	194
Poland	2,771	0	5	0	316	130	60
Belgium	1,347	0	0	67	1,773	421	285
Other Europe	9,352	1,458	279	78	6,267	1,489	3,420
North America	79,522	4,543	483	2,155	88,260	8,332	6,628
Of which:
U.S.	66,991	3,891	389	2,016	83,894	7,842	4,943
Cayman Islands	3,560	318	30	0	764	20	481
Canada	1,155	23	0	116	2,230	81	1,007
Other North America	7,816	310	64	22	1,371	389	197
Asia/Pacific	39,584	1,780	248	820	6,962	9,652	1,946
Of which:
Japan	1,752	16	0	112	599	333	405
Australia	1,577	320	63	0	1,587	104	357
India	7,717	126	149	0	646	2,392	128
China	4,816	38	0	45	725	1,503	308
Singapore	5,722	185	37	30	761	833	210
Hong Kong	4,315	380	0	18	1,182	628	146
Other Asia/Pacific	13,685	714	0	614	1,461	3,860	392
Other geographical areas	6,857	1,554	14	122	1,632	1,412	501
Total	433,834	12,346	3,181	4,874	211,440	49,232	28,039

	Dec 31, 2019
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	11,267	37,936	24,791	7,884	15,046	390	577,251
Of which:
Germany	3,986	5,353	6,864	4,488	661	28	315,219
United Kingdom	2,647	9,712	2,273	604	6,522	0	47,778
France	705	4,714	6,302	319	2,748	0	26,664
Luxembourg	969	3,094	3,099	121	861	0	24,673
Italy	288	5,388	916	144	679	0	38,406
Netherlands	726	2,051	584	297	100	0	27,082
Spain	139	2,010	513	1,082	501	0	28,303
Ireland	636	1,321	19	0	1,140	0	11,418
Switzerland	51	679	101	0	69	0	16,382
Poland	0	30	1,988	0	0	0	5,301
Belgium	204	854	577	0	0	0	5,528
Other Europe	917	2,730	1,554	829	1,765	362	30,499
North America	9,985	31,654	8,325	3,140	42,038	0	285,065
Of which:
U.S.	9,574	30,600	7,718	1,750	19,661	0	239,267
Cayman Islands	393	509	9	1,293	22,132	0	29,510
Canada	0	277	599	0	240	0	5,730
Other North America	18	268	0	97	5	0	10,558
Asia/Pacific	3,048	18,130	5,471	3,114	13,980	659	105,394
Of which:
Japan	69	2,582	9	173	9,451	0	15,500
Australia	1,906	3,867	653	155	331	94	11,014
India	656	1,862	1,998	0	202	306	16,182
China	0	1,345	0	0	983	0	9,763
Singapore	11	1,305	874	0	290	0	10,260
Hong Kong	224	517	287	0	1	0	7,699
Other Asia/Pacific	182	6,653	1,649	2,786	2,721	258	34,977
Other geographical areas	0	2,115	627	90	220	367	15,512
Total	24,300	89,835	39,214	14,228	71,284	1,415	983,222

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.6 billion as of December 31, 2019.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 22 million as of December 31, 2019

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 1.4 billion as of December 31, 2019.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 96 million as of December 31, 2019.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.4 million as of December 31, 2019.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

The tables above give an overview of our credit exposure by geographical region, allocated based on the counterparty’s country of domicile, see also section “Credit Exposure to Certain Eurozone Countries” of this report for a detailed discussion of the “country of domicile view”. Aforementioned domicile view does not have to be congruent with an internal risk based view applied elsewhere in this report

Our largest concentration of credit risk within loans from a regional perspective is in our home market Germany, with a significant share in households, which includes the majority of our mortgage lending and home loan business.

Within OTC derivatives, tradable assets as well as repo and repo-style transactions, our largest concentrations from a regional perspective were in Europe and North America.

Credit Risk Exposure to Certain Eurozone Countries [text block]

Sovereign Credit Risk Exposure to Certain Eurozone Countries

The amounts below reflect a net “country of domicile view” of our sovereign exposure.

Sovereign credit risk exposure to certain Eurozone countries

	Dec 31, 2020				Dec 31, 2019
in € m.	Direct Sovereign exposure¹	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt²	Direct Sovereign exposure¹	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt²
Greece	1,055	0	1,055	0	437	0	437	0
Ireland	189	28	217	0	265	4	270	2
Italy	5,501	(1,369)	4,133	718	6,170	(828)	5,341	334
Portugal	212	(26)	186	0	228	54	281	6
Spain	4,447	(115)	4,332	163	1,222	(31)	1,191	112
Total	11,404	(1,481)	9,922	881	8,322	(801)	7,521	454

[1]Includes sovereign debt classified as financial assets/liabilities at fair value through profit or loss and loans carried at amortized cost. Direct Sovereign exposure is net of guarantees received and collateral.

[2]The amounts reflect the net fair value in relation to credit default swaps referencing sovereign debt of the respective country representing the counterparty credit risk.

Asset Quality [Abstract]
Asset Quality Excluding Forborne and Collateral [text block]

Overview of financial assets subject to impairment

The following tables provide an overview of the exposure amount and allowance for credit losses by financial asset class broken down into stages as per IFRS 9 requirements.

Overview of financial assets subject to impairment

	Dec 31, 2020					Dec 31, 2019
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost¹
Gross carrying amount	651,637	35,372	10,655	1,729	699,393	645,967	24,680	7,531	2,150	680,328
Allowance for credit losses²	544	648	3,614	139	4,946	549	492	3,015	36	4,093
of which Loans
Gross carrying amount	385,117	34,537	10,138	1,710	431,501	400,434	23,832	7,437	2,130	433,833
Allowance for credit losses²	522	647	3,506	133	4,808	537	488	2,932	33	3,990

Fair value through OCI
Fair value	55,566	163	105	0	55,834	45,083	397	23	0	45,503
Allowance for credit losses	12	6	2	0	20	16	9	10	0	35

Off-balance sheet
Notional amount	251,545	8,723	2,587	1	262,856	251,930	5,864	1,424	0	259,218
Allowance for credit losses³	144	74	200	0	419	128	48	166	0	342

[1] Financial Assets at Amortized Cost consist of: Loans at Amortized Cost, Cash and central bank balances, Interbank balances (w/o central banks), Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain subcategories of Other assets.

[2] Allowance for credit losses do not include allowance for country risk amounting to € 5 million as of December 31, 2020 and € 3 million as of December 31, 2019.

[3] Allowance for credit losses do not include allowance for country risk amounting to € 50 million as of December 31, 2020 and € 0 million as of December 31, 2019.

Financial assets at amortized cost

The following tables provide an overview of the gross carrying amount and credit loss allowance by financial asset class broken down into stages as per IFRS 9 requirements.

Development of exposures and allowance for credit losses in the reporting period

	Dec 31, 2020
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	645,967	24,680	7,531	2,150	680,328
Movements in financial assets including new business	79,284	8,215	3,304	(166)	90,637
Transfers due to changes in creditworthiness	(7,462)	5,543	1,919	0	0
Changes due to modifications that did not result in derecognition	(0)	(3)	(31)	0	(34)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(48,990)	(2,268)	(1,910)	(263)	(53,430)
Recovery of written off amounts	0	0	58	0	58
Foreign exchange and other changes	(17,162)	(795)	(216)	7	(18,165)
Balance, end of reporting period	651,637	35,372	10,655	1,729	699,393

Financial assets at amortized cost subject to impairment remained increased by € 19 billion or 3 % in 2020, which was primarily driven by Stage 2:

Stage 1 exposures slightly increased by € 6 billion or 1%.

Stage 2 exposures increased by € 11 billion or 43 % driven by Loans at Amortized Cost in Private Bank and Corporate Bank due to the update of the macroeconomic outlook.

Stage 3 exposures increased by € 2,703 million or 28 % in 2020 driven by new defaults across business divisions, partly offset by a reduction in the POCI loan portfolio.

	Dec 31, 2019
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	637,037	32,335	7,452	1,963	678,787
Movements in financial assets including new business	86,882	(6,503)	1,022	418	81,819
Transfers due to changes in creditworthiness	(1,652)	327	1,325	0	0
Changes due to modifications that did not result in derecognition	(4)	(0)	(40)	0	(45)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(81,545)	(1,691)	(2,343)	(272)	(85,852)
Recovery of written off amounts	0	0	70	0	70
Foreign exchange and other changes	5,249	213	45	41	5,548
Balance, end of reporting period	645,967	24,680	7,531	2,150	680,328

Financial assets at amortized cost subject to impairment remained roughly stable with a slight increase of € 2 billion in 2019 across all stages:

Stage 1 exposures decreased by € 9 billion or 1%.

Stage 2 exposures decreased by € 8 billion or 24 % driven by Brokerage cash / margin receivables in Investment Bank as well as Loans at Amortized Cost in Corporate Bank.

Stage 3 exposures decreased by € 266 million or 3 % in 2019 driven by new defaults across business divisions, partly offset by write-offs in shipping.

	Dec 31, 2020
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	549	492	3,015	36	4,093
Movements in financial assets including new business	(44)	309	1,348	72[4]	1,686
Transfers due to changes in creditworthiness	77	(125)	49	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(781)	0	(781)
Recovery of written off amounts	0	0	58	0	58
Foreign exchange and other changes	(38)	(28)	(75)	31	(110)
Balance, end of reporting period	544	648	3,614	139	4,946
Provision for Credit Losses excluding country risk¹	33	184	1,397	72	1,686

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2]This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2020.

[4]The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impared initially recognised during the reporting period was € 50 million in 2020 and € 0 million in 2019.

Allowance for credit losses against financial assets at amortized cost subject to impairment increased by € 853 million or 21 % in 2020 mainly driven by Stage 3:

Stage 1 allowances remained roughly stable with a slight decrease of by € (5) million or (1) %.

Stage 2 allowances increased by € 156 million or 32 % due to the update of the macroeconomic outlook.

Stage 3 allowances increased by € 702 million or 23 % driven by new defaults across business divisions and the increase against the existing POCI loan portfolio.

Our Stage 3 coverage ratio (defined as Allowance for credit losses in Stage 3 (excluding POCI) divided by Financial assets at amortized cost in Stage 3 (excluding POCI)) amounted to 34 % in the current fiscal year, compared to 40 % in the prior year.

	Dec 31, 2019
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	509	501	3,247	3	4,259
Movements in financial assets including new business	(57)	102	550	40	636
Transfers due to changes in creditworthiness	120	(106)	(14)	0	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(872)	(26)	(898)
Recovery of written off amounts	0	0	96	0	96
Foreign exchange and other changes	(22)	(4)	8	18	0
Balance, end of reporting period	549	492	3,015	36	4,093
Provision for Credit Losses excluding country risk¹	62	(4)	536	40	636

1Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

2This position includes charge offs of allowance for credit losses.

3Allowance for credit losses does not include allowance for country risk amounting to € 3 million as of December 31, 2019.

Allowance for credit losses against financial assets at amortized cost subject to impairment dropped by € 166 million or 4 % in 2019 mainly driven by Stage 3:

Stage 1 allowances increased by € 40 million or 8 % driven by an increase in Loans at Amortized Cost in Investment Bank and Private Bank.

Stage 2 allowances remained roughly stable with a slight decrease of € 8 million or 2%.

Stage 3 allowances decreased by € 8 million or 2 % driven by NPL sales in Private Bank as well as write-offs in shipping in Capital Release Unit, which were partly offset by new defaults in Corporate Bank and Investment Bank.

Financial assets at amortized cost by business division

	Dec 31, 2020
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	109,484	7,747	2,305	0	119,537	85	106	1,052	0	1,244
Investment Bank	134,634	5,832	2,023	1,459	143,948	139	92	290	139	659
Private Bank	216,412	21,328	5,954	270	243,964	311	446	2,098	0	2,855
Asset Management	2,131	57	0	0	2,188	1	1	0	0	1
Capital Release Unit	4,463	303	372	0	5,138	4	4	174	0	182
Corporate & Other	184,512	105	1	0	184,618	5	(0)	0	0	5
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

[1]Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	174,685	4,769	1,921	0	181,375	82	63	843	0	988
Investment Bank	159,301	4,894	575	1,830	166,600	146	60	117	36	358
Private Bank	251,699	14,376	4,520	321	270,915	313	360	1,834	0	2,508
Asset Management	1,965	101	0	0	2,066	1	1	0	0	2
Capital Release Unit	16,051	378	502	0	16,930	1	7	221	0	230
Corporate & Other	42,266	163	13	0	42,442	5	2	1	0	8
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

Financial assets at amortized cost by industry sector

The below table gives an overview of our asset quality by industry, and is based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system. The information below is not fully congruent to the internal risk view applied in the section “Focus industries in light of COVID-19 pandemic”.

	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	538	69	39	0	646	1	1	12	0	14
Mining and quarrying	2,808	115	162	0	3,085	4	4	98	0	106
Manufacturing	23,245	2,518	1,024	138	26,925	32	42	479	3	557
Electricity, gas, steam and air conditioning supply	3,268	276	117	0	3,661	3	2	35	0	40
Water supply, sewerage, waste management and remediation activities	573	52	57	0	681	1	2	9	0	12
Construction	3,706	304	271	169	4,450	6	7	193	6	212
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,049	1,066	830	46	20,991	21	20	516	2	558
Transport and storage	4,760	710	387	12	5,869	20	18	93	0	131
Accommodation and food service activities	1,871	445	90	24	2,429	5	8	22	0	35
Information and communication	5,482	207	131	0	5,820	12	4	95	0	111
Financial and insurance activities	316,950	6,336	1,159	551	324,996	88	64	285	37	474
Real estate activities	38,993	2,089	824	293	42,200	32	22	94	42	190
Professional, scientific and technical activities	6,295	1,049	223	198	7,765	8	15	97	5	125
Administrative and support service activities	8,966	1,365	409	47	10,787	14	22	88	1	125
Public administration and defense, compulsory social security	16,648	593	229	0	17,469	8	5	11	0	24
Education	179	23	3	0	205	0	1	1	0	2
Human health services and social work activities	3,104	347	15	1	3,468	4	6	7	0	17
Arts, entertainment and recreation	874	78	9	1	961	3	1	3	0	8
Other service activities	10,548	823	180	215	11,766	13	12	21	40	86
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	183,728	16,906	4,496	34	205,164	270	393	1,453	2	2,120
Activities of extraterritorial organizations and bodies	52	0	1	0	53	0	0	1	0	1
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	613	43	42	1	699	1	2	10	0	12
Mining and quarrying	2,647	4	141	1	2,793	4	0	15	0	19
Manufacturing	26,784	1,498	923	122	29,327	32	33	481	0	546
Electricity, gas, steam and air conditioning supply	4,609	160	70	0	4,839	4	5	4	0	13
Water supply, sewerage, waste management and remediation activities	708	11	64	0	783	1	0	10	0	11
Construction	2,987	208	307	144	3,646	4	4	227	1	235
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,404	978	653	11	21,046	19	18	389	(0)	426
Transport and storage	4,259	488	249	0	4,995	6	6	64	0	76
Accommodation and food service activities	2,240	93	31	74	2,437	5	2	15	0	22
Information and communication	5,633	472	32	0	6,138	10	17	16	0	43
Financial and insurance activities	299,108	3,756	431	824	304,119	95	30	189	2	317
Real estate activities	42,868	1,831	311	399	45,410	43	13	80	15	152
Professional, scientific and technical activities	9,253	512	195	232	10,193	8	8	98	4	117
Administrative and support service activities	5,909	400	189	25	6,523	6	6	52	(5)	59
Public administration and defense, compulsory social security	20,972	794	43	0	21,809	3	5	5	0	13
Education	354	18	2	0	373	0	0	1	0	2
Human health services and social work activities	3,264	187	15	2	3,469	5	6	7	0	18
Arts, entertainment and recreation	837	24	10	0	872	3	0	4	0	7
Other service activities	8,707	387	74	210	9,378	10	8	39	19	75
Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use	182,912	12,817	3,748	106	199,583	290	330	1,310	(0)	1,930
Activities of extraterritorial organizations and bodies	1,895	0	1	0	1,896	0	0	1	0	1
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

Financial assets at amortized cost by region

	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	293,760	17,709	3,840	270	315,580	252	356	1,438	52	2,098
Western Europe (excluding Germany)	130,592	7,639	3,188	1,103	142,522	152	215	1,603	77	2,048
Eastern Europe	5,175	214	90	0	5,480	7	2	42	0	51
North America	144,876	6,303	2,079	105	153,362	77	57	225	7	366
Central and South America	3,731	146	374	7	4,258	4	4	32	0	40
Asia/Pacific	57,197	2,691	973	219	61,081	31	13	273	2	318
Africa	2,617	218	11	0	2,845	5	1	1	0	7
Other	13,689	453	99	24	14,265	15	1	0	(0)	16
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	262,104	12,872	3,259	321	278,556	266	279	1,311	(0)	1,857
Western Europe (excluding Germany)	131,432	5,516	2,979	1,631	141,558	152	150	1,418	39	1,760
Eastern Europe	5,929	230	75	0	6,234	2	5	39	0	45
North America	166,357	3,467	612	71	170,507	83	39	32	3	156
Central and South America	3,952	532	103	9	4,595	2	7	29	(1)	38
Asia/Pacific	65,128	1,862	489	119	67,597	34	10	186	(5)	225
Africa	2,637	172	13	0	2,823	7	2	1	0	10
Other	8,429	30	0	0	8,458	2	0	0	0	2
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

Financial assets at amortized cost by rating class

	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	225,226	538	0	0	225,764	1	0	0	0	1
iA	88,250	734	0	0	88,983	5	0	0	0	5
iBBB	150,519	2,662	0	0	153,181	43	9	0	0	52
iBB	146,701	11,891	0	0	158,592	202	76	0	0	279
iB	36,167	13,674	0	0	49,841	240	251	0	0	492
iCCC and below	4,774	5,874	10,655	1,729	23,032	54	310	3,614	139	4,117
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	209,611	380	0	0	209,992	2	0	0	0	2
iA	93,098	259	0	0	93,357	7	0	0	0	7
iBBB	150,213	1,922	0	0	152,135	39	7	0	0	46
iBB	146,655	6,695	1	0	153,351	191	58	0	0	249
iB	40,495	10,625	1	1	51,122	263	192	0	0	455
iCCC and below	5,894	4,799	7,529	2,149	20,371	49	236	3,015	36	3,335
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

Our existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost amounted to € 446 million as of December 31, 2020 and € 198 million as of December 31, 2019.

Collateral held against financial assets at amortized cost in stage 3

	Dec 31, 2020			Dec 31, 2019
in € m.	Gross Carrying Amount	Collateral	Guarantees	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)	10,655	3,753	558	7,531	2,855	243

1 Stage 3 consists here only of non-POCI assets

In 2020, collateral and guarantees held against financial assets at amortized cost in stage 3 increased by € 1,213 million, or 39%, driven by Private Bank.

Due to full collateralization we did not recognize an allowance for credit losses against Financial assets at amortized cost in Stage 3 for € 625 million in 2020 and € 0 million in 2019.

Modified Assets at Amortized Cost

A financial asset is considered modified when its contractual cash flows are renegotiated or otherwise modified. Renegotiation or modification may or may not lead to derecognition of the old and recognition of the new financial instrument. This section covers modified financial assets that have not been derecognized.

Under IFRS 9, when the terms of a Financial Asset are renegotiated or modified and the modification does not result in derecognition, a gain or loss is recognized in the income statement as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate (EIR). For modified financial assets the determination of whether the asset’s credit risk has increased significantly reflects the comparison of:

  –   The remaining lifetime probability of default (PD) at the reporting date based on the modified terms; with
  –   The remaining lifetime PD estimated based on data at initial recognition and based on the original contractual terms.

Modified Assets Amortized Cost

	Dec 31, 2020					Dec 31, 2019
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	0	81	73	0	153	4	1	42	0	47
Net modification gain/losses recognized	0	2	(30)	0	(29)	(4)	(0)	(40)	0	(45)

In 2020, we have observed the increase of € 107 million, or 228%, in modified assets at amortized cost due to client related modifications, which were granted with no modification loss. We did not include any COVID-19 driven modifications into the above table. For further details to COVID-19 related modifications, please refer to “Legislative and non-legislative moratoria and public guarantee schemes in light of COVID-19 pandemic”

We have observed immaterial amounts of modified assets that have been upgraded to stage 1. We have not observed any subsequent re-deterioration of those assets into stages 2 and 3.

In 2019, we have observed immaterial amounts of modified assets that have been upgraded to stage 1. We have not observed any subsequent re-deterioration of those assets into stages 2 and 3.

Financial Assets at Fair value through Other Comprehensive Income

The fair value of financial assets at Fair value through Other Comprehensive Income (FVOCI) subject to impairment was € 56 billion at December 31, 2020, compared to € 46 billion at December 31, 2019. Allowance for credit losses against these assets remained at very low levels (€ 20 million as of December 31, 2020 and € 35 million as of December 31, 2019). Due to immateriality no further breakdown is provided for financial assets at FVOCI.

Off-balance sheet lending commitments and guarantee business

The following tables provide an overview of the nominal amount and credit loss allowance for our off-balance sheet financial asset class broken down into stages as per IFRS 9 requirements.

Development of nominal amount and allowance for credit losses

	Dec 31, 2020
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	251,930	5,864	1,424	0	259,218
Movements including new business	16,918	(2,786)	126	1	14,259
Transfers due to changes in creditworthiness	(7,247)	6,101	1,146	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(10,056)	(455)	(110)	0	(10,622)
Balance, end of reporting period	251,545	8,723	2,587	1	262,856

	Dec 31, 2019
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	252,039	10,021	599	0	262,659
Movements including new business	(507)	(3,256)	(213)	0	(3,976)
Transfers due to changes in creditworthiness	(99)	(933)	1,032	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	496	33	6	0	535
Balance, end of reporting period	251,930	5,864	1,424	0	259,218

	Dec 31, 2020
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	128	48	166	0	342
Movements including new business	13	21	41	0	75
Transfers due to changes in creditworthiness	0	0	(1)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	3	4	(6)	0	1
Balance, end of reporting period	144	74	200	0	419
Provision for Credit Losses excluding country risk[1]	13	22	40	0	75

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2020.

	Dec 31, 2019
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	132	73	84	0	289
Movements including new business	(13)	(5)	88	0	70
Transfers due to changes in creditworthiness	9	(12)	3	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(1)	(7)	(9)	0	(17)
Balance, end of reporting period	128	48	166	0	342
Provision for Credit Losses excluding country risk[1]	(4)	(17)	90	0	70

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2019.

Legal Claims

Assets subject to enforcement activity consist of assets, which have been fully or partially written off and the Group still continues to pursue recovery of the asset. Such enforcement activity comprises for example cases where the bank continues to devote resources (e.g. our Legal Department/CRM workout unit) towards recovery, either via legal channels or third party recovery agents. Enforcement activity also applies to cases where the Bank maintains outstanding and unsettled legal claims. This is irrespective of whether amounts are expected to be recovered and the recovery timeframe. It may be common practice in certain jurisdictions for recovery cases to span several years.

Amounts outstanding on financial assets that were written off during the reporting period and are still subject to enforcement activity amounted to € 295 million in fiscal year 2020, mainly in Corporate Bank, Investment Bank and Private Bank. In 2019, legal claims amounted to € 152 million, mainly in Corporate Bank and Private Bank.

Asset Quality Collateral [text block]

Collateral Obtained

We obtain collateral on the balance sheet only in certain cases by either taking possession of collateral held as security or by calling upon other credit enhancements. Collateral obtained is made available for sale in an orderly fashion or through public auctions, with the proceeds used to repay or reduce outstanding indebtedness. Generally we do not occupy obtained properties for our business use. The residential real estate collateral obtained in 2020 refers predominantly to our exposures in Spain.

Collateral Obtained during the reporting period

in € m.	2020	2019²
Commercial real estate	0	0
Residential real estate[1]	3	3
Other	0	0
Total collateral obtained during the reporting period	3	3

[1]Carrying amount of foreclosed residential real estate properties amounted to € 27 million as of December 31, 2020 and € 29 million as of December 31, 2019 (restated compared to prior year disclosure).

[2]Numbers have been restated compared to prior year disclosure.

The collateral obtained, as shown in the table above, excludes collateral recorded as a result of consolidating securitization trusts under IFRS 10. In 2020 as well as in 2019 the Group did not obtain any collateral related to these trusts.

Trading Market Risk Exposures [Abstract]
Value-at-Risk Metrics of Trading Units of Deutsche Bank Group [text block]

The tables and graph below present the Historic Simulation value-at-risk metrics calculated with a 99 % confidence level and a one-day holding period for our trading units.

Value-at-Risk of our Trading Units by Risk Type¹

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk²		Commodity price risk
in € m.	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Average	58.9	36.6	(44.0)	(28.9)	17.9	14.5	53.6	28.2	15.5	13.6	13.3	8.2	2.7	1.0
Maximum	133.3	48.8	(10.2)	(16.8)	36.3	23.2	117.1	36.6	30.8	24.6	32.3	16.8	8.8	3.3
Minimum	25.6	27.6	(84.4)	(47.0)	8.1	8.8	17.9	19.7	5.3	6.3	4.5	3.7	0.4	0.0
Period-end	48.1	38.8	(72.2)	(17.6)	27.1	17.9	55.4	23.7	13.5	8.2	22.5	5.3	1.8	1.3

[1] Figures for 2020 as of December 31 2020. Figures for 2019 as of December 31 2019.

2019 VaR results are also shown under the new Historical Simulation model rather than the previously reported Monte Carlo model.

[2] Includes value-at-risk from gold and other precious metal positions.

Regulatory Measures Incremental Risk Charge [text block]

For regulatory reporting purposes, the incremental risk charge for the respective reporting dates represents the higher of the spot value at the reporting dates, and their preceding 12-week average calculation.

Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon)1,2,3,

	Total		Credit Trading		Core Rates		Emerging Markets		Other[4]
in € m.	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Average	591.4	480.4	100.2	178.5	347.4	168.6	242.6	211.4	(98.7)	(78.2)
Maximum	688.8	609.0	147.4	213.6	631.6	193.4	324.9	260.4	(70.0)	(58.5)
Minimum	537.3	324.2	50.0	139.0	263.1	134.7	62.8	152.8	(147.6)	(102.4)
Period-end	560.4	389.4	124.8	139.0	283.6	134.7	250.4	174.3	(98.5)	(58.5)

[1]Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2020 and December 31, 2019, respectively.

[2]Business line breakdowns have been updated for 2020 reporting to better reflect the current business structure.

[3]All liquidity horizons are set to 12 months.

[4]Other includes Capital Release Unit.

Disclosure of Nontrading Market Risk Exposure [text block]

Nontrading Market Risk Exposures

Economic Capital Usage for Nontrading Market Risk

The following table shows the Nontrading Market Risk economic capital usage by risk type:

Economic Capital Usage by risk type.

	Economic capital usage
in € m.	Dec 31, 2020	Dec 31, 2019
Interest rate risk	4,062	3,409
Credit spread risk	92	56
Equity and Investment risk	1,885	1,566
Foreign exchange risk	1,682	1,782
Pension risk	934	1,259
Guaranteed funds risk	41	103
Total nontrading market risk portfolios	8,696	8,175

The economic capital figures do take into account diversification benefits between the different risk types.

Economic Capital Usage for Nontrading Market Risk totaled € 8.7 billion as of December 31, 2020, which is € 0.5 billion above our economic capital usage at year-end 2019.

  –   Interest rate risk. Economic capital charge for interest rate risk in the banking book, including gap risk, basis risk and option risk, such as the risk of a change in client behavior embedded in modelled non-maturity deposits or prepayment risk. In total the economic capital usage for December 31, 2020 was € 4,062 million, compared to € 3,409 million for December 31, 2019. The increase in economic capital contribution was mainly driven by increased level of interest rate risk exposure in our strategic liquidity reserve securities portfolio and from additional economic positions taken to further reduce Group’s net interest income sensitivity to a change in interest rates.
  –   Credit spread risk. Economic capital charge for portfolios in the banking book subject to material credit spread risk. Economic capital usage was € 92 million as of December 31, 2020, versus € 56 million as of December 31, 2019. The increase in economic capital contribution was driven by lower diversification benefits with other risk types.
  –   Equity and Investment risk. Economic capital charge for equity risk from our non-consolidated investment holdings, such as our strategic investments and alternative assets, and from a structural short position in our own share price arising from our equity compensation plans. The economic capital usage was € 1,885 million as of December 31, 2020, compared with € 1,566 million as of December 31, 2019, predominately driven by an increased market value of our equity compensation short position, partially offset by reduced investment risk.
  –   Foreign exchange risk. Foreign exchange risk predominantly arises from our structural position in unhedged capital and retained earnings in non-euro currencies in certain subsidiaries. Our economic capital usage was € 1,682 million as of December 31, 2020, versus € 1,782 million as of December 31, 2019.
  –   Pension risk. This risk arises from our defined benefit obligations, including interest rate risk and inflation risk, credit spread risk, equity risk and longevity risk. The economic capital usage was € 934 million and € 1,259 million as of December 31, 2020 and December 31, 2019 respectively. The economic capital usage declined mainly as a consequence of a reduction in credit spread risk exposure and increased diversification benefit with other risk types.
  –   Guaranteed funds risk. Economic capital usage was € 41 million as of December 31, 2020, versus € 103 million as of December 31, 2019. The decrease in economic capital contribution was largely driven by increased diversification benefit with other risk types.

Disclosure of Liquidity Risk Exposure [Abstract]
Funding Markets and Capital Issuance [text block]

Funding Markets and Capital Markets Issuance

2020 was dominated by the COVID-19 pandemic. Unprecedented circumstances and general uncertainties about the global economy’s trajectory added volatility to credit markets. Credit spreads peaked in March 2020 and have declined since then with the support of monetary policy and fiscal stimulus and trade roughly flat at the end of 2020 compared to the beginning of the year.

DB’s spreads exhibit a similar behavior, but were able to outperform peers’ credit spreads year on year. Our 5y Credit Default Swap (referencing preferred debt) contract peaked on March 18, 2020 at 141bp and closed on December 31, 2020 at 57bp, outperforming peers by 13bp y-o-y. In the bond markets, our senior non-preferred 2.625% EUR benchmark maturing in February 2026 closed at 107bp over Euro Mid Swaps at the end of 2020, 43bp tighter than one year before and outperforming peers by 40bp.

Our revised 2020 issuance plan of € 10-15 billion, comprising debt issuance with an original maturity in excess of one year, was completed and we concluded 2020 having raised € 18.5 billion in term funding, already prefunding part of our 2021 issuance plan. This funding was broadly spread across the following funding sources: AT1 issuance (€ 1.0 billion), Tier 2 issuance (€ 1.7 billion) senior non-preferred plain-vanilla issuance (€ 11.6 billion), senior preferred plain-vanilla issuance (€ 1.0 billion), covered bond issuance (€ 0.5 billion), and other senior preferred structured issuance (€ 2.7 billion). The (€ 18.5 billion) total is divided into Euro (€ 8.8 billion), US dollar (€ 8.3 billion), British Pound (€ 0.7 billion) and other currencies aggregated (€ 0.7 billion). In addition to direct issuance, we use long-term cross currency swaps to manage our non-Euro funding needs. Our investor base for 2020 issuances comprised asset managers and pension funds (58%), banks (12%), retail customers (10%), insurance companies (4%) and other institutional investors (13%). The geographical distribution was split between Germany (15%), rest of Europe (45%), US (23%), Asia/Pacific (9%) and Other (8%).

The average spread of our issuance over 3-months-Euribor/Libor was 210 basis points for the full year. The average tenor was 6.9 years. Our issuance activities were slightly higher in the second half of the year. We issued the following volumes over each quarter: Q1: € 5.6 billion, Q2: € 3.3 billion, Q3: € 4.9 billion and Q4: € 4.7 billion, respectively.

Funding Diversification Performance [text block]

Funding Diversification

In 2020, total external funding increased by € 6.4 billion from € 879.4 billion at December 31, 2019 to € 885.9 billion at December 31, 2020. The increase was driven by inflows in DB’s most stable deposits in particular the Private Bank, where deposits increased by € 11.6 billion primarily due to lower consumer spending related to COVID-19. In addition, secured funding and shorts increased by € 28.2 billion as DB participated in ECB’s TLTRO III programme. Due to targeted up-pricing measures in the Corporate Bank, deposits decreased by € 7.9 billion. Furthermore, the reliance on unsecured wholesale funding was further reduced by € 7.2 billion. The € 5.7 billion decrease of Capital Markets and Equity outstanding relate to lower long term debt mainly due to maturities exceeding new issuances. Other customer funding decreased by € 12.2 billion.

The overall proportion of our most stable funding sources (comprising Capital Markets and Equity, Private Bank and Corporate Bank) excluding TLTRO III has decreased from 83.1 % in 2019 to 82.3 % in 2020.

Composition of External Funding Sources

[1]Other Customers includes fiduciary deposits, X-markets notes and margin/Prime Brokerage cash balances (shown on a net basis).

Reference: Reconciliation to total balance sheet of € 1,325.0 billion (€ 1,297.7 billion): Derivatives & settlement balances € 348.2 billion (€ 335.7 billion), add-back for netting effect for margin/Prime Brokerage cash balances (shown on a net basis) € 63.4 billion (€ 52.4 billion), other non-funding liabilities € 27.4 billion (€ 30.1 billion) for December 31, 2020 and December 31, 2019, respectively.

Liabilities held for sale from the transfer of business to BNP Paribas were allocated back to their original line items prior to reclassification, to reflect their economic impact on funding: € 1.9 billion to derivatives & settlement balances (non-funding relevant) and € 7.9 billion to payables from Prime Brokerage, with a net impact of additional € 3.4 billion on other customer funding (funding relevant) and € 4.7 billion add-back effect for netting of margin/Prime Brokerage cash balances (reconciliation item).